Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Estimated Useful Life of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark s	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Schedule of Operating Lease in its Unaudited Consolidated Balance Sheet
As of December 31, 2019, the Group recognized the following items related to operating
lease in its consolidated bal
a
nce sheet.

		As of December 31, 2019
		RMB	US$
	Classification in C onsolidated B alance S heet
Operating lease ROU assets	Other non-current assets	81,055	11,643
Operating lease liabilities, current portion	Accrued expenses and other payables	52,781	7,582
Operating lease liabilities, non-current portion	Other liabilities	23,067	3,313

Schedule of Lease Cost
Lease cost recognized in the Group’s consolidated statements of comprehensive income is summarized as follows:

		For the Year e nded December 31, 2019
		RMB	US$
	Classification in C onsolidated Statements of Comprehensive Income
Operating lease cost	Cost of revenues and operating expenses	128,507	18,459
Cost of other leases with terms less than one year	Cost of revenues and operating expenses	38,229	5,491

Summary of Maturities of Lease Liabilities under Operating Leases
Maturities of operating lease liabilities are as follows:

	For the year ended December 31,
	RMB	US$
2020	54,091	7,770
2021	19,963	2,867
2022	4,719	678

Total lease payments	78,773	11,315

Less imputed interest	(2,925)	(420)

Total	75,848	10,895

Schedule Of Supplemental Cash Flow Information Related to Operating Leases
Supplemental cash flow information related to operating leases is
 as follows:

	For the year ended December 31, 2019
	RMB	US$
Cash paid for amounts included in the measurement of operating lease liabilities	132,096	18,974
Operating lease ROU assets obtained in exchange for operating lease liabilities	54,315	7,802

Schedule Of Effect Of Changes In Adoption Of New Accounting Standard In Consolidated Statement Of Comprehensive Income
The following table illustrates the effect of the adoption of ASC 606 by presenting a comparison of selected line items from the Group’s consolidated statement of comprehensive income for the year ended December 31, 2018:

	For the year ended December 31, 2018
	Under Previous revenue guidance	Effects of new revenue guidance	Under New revenue guidance
Net revenues
Media services	3,718,748	(210,494)	3,508,254
Leads generation services	3,274,619	(403,623)	2,870,996
Online marketplace and others	919,368	(65,467)	853,901

Total net revenues	7,912,735	(679,584)	7,233,151

Cost of revenues	(1,210,545)	390,257	(820,288)

Gross profit	6,702,190	(289,327)	6,412,863

Other income, net	52,064	289,327	341,391
Operating profit	2,868,925	—	2,868,925
Net income attributable to Autohome Inc.	2,871,015	—	2,871,015